Income Taxes (Details 1) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Operating tax losses carried forward	$ 71,230	$ 54,590
Non-Canadian operating tax losses carried forward	9,210	0
Capital lease obligation	17,490	0
Royalty obligation	0	318,060
Share cost of issue	0	387,770
Subtotal of deferred tax assets	97,930	760,420
Deferred tax liabilities
Property, plant, and equipment	(26,700)	0
Royalty receivable	(71,230)	(760,420)
Subtotal of deferred tax liabilities	97,930	760,420
Net deferred tax liability	$ 0	$ 0